Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2022
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability
Reconciliation of the streaming contract liability:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	1 091	—
Initial recognition as at 1 October 2020	—	1 417
Finance costs related to significant financing component	67	71
Non-cash consideration for delivery of gold ounces (included in Revenue)	(471)	(397)
Balance at end of year	687	1 091
Current portion of streaming contract liability	309	396
Non-current portion of streaming contract liability	378	695